Exhibit 99.2

					Remittance Dates:
					January 22, 2013 through February 20, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: January 22, 2013 through February 20, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00543	per kWh	$2,706,552.67	$2,694,080.86
2	Small General Service	$0.00754	per kWh	$202,067.69	$201,686.79
3	General Service	$0.00402	per kWh	$1,045,395.82	$1,044,720.51
4	Large General Service	$0.00192	per kWh	$236,621.56	$236,586.07
5	Large Industrial Power Service	$0.19190	per kW	$177,005.90	$177,005.90
6	Economic As-Available Service	$-0.00043	per kWh	$(5,102.61)	$(5,102.61)
7	Standby and Maintenance Service	$0.01906	per kW	$8,345.82	$8,345.82
8	Street and Outdoor Lighting	$0.02374	per kWh	$161,401.99	$159,544.76
9	Total			$4,532,288.84	$4,516,868.10

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,516,868.10
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,516,868.10

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of February 2013.

	ENTERGY TEXAS, INC., as Servicer

	By: /s/ Frank Williford
	Title: Assistant Treasurer

					Remittance Dates:
					February 21, 2013 through March 22, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: February 21, 2013 through March 22, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00543	per kWh	$2,132,304.73	$2,122,479.06
2	Small General Service	$0.00754	per kWh	$174,255.00	$173,926.54
3	General Service	$0.00402	per kWh	$969,997.68	$969,371.05
4	Large General Service	$0.00192	per kWh	$227,562.76	$227,528.66
5	Large Industrial Power Service	$0.19190	per kW	$168,661.69	$168,661.69
6	Economic As-Available Service	$-0.00043	per kWh	$(6,038.41)	$(6,038.41)
7	Standby and Maintenance Service	$0.01906	per kW	$9,199.02	$9,199.02
8	Street and Outdoor Lighting	$0.02374	per kWh	$163,265.74	$161,387.05
9	Total			$3,839,208.21	$3,826,514.66

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,826,514.66
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,826,514.66

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2013.

	ENTERGY TEXAS, INC., as Servicer

	By: /s/ Frank Williford
	Title: Assistant Treasurer

					Remittance Dates:
					March 25, 2013 through April 22, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: March 25, 2013 through April 22, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00543	per kWh	$1,989,308.33	$1,980,141.58
2	Small General Service	$0.00754	per kWh	$157,147.48	$156,851.23
3	General Service	$0.00402	per kWh	$965,516.23	$964,892.51
4	Large General Service	$0.00192	per kWh	$229,479.36	$229,444.93
5	Large Industrial Power Service	$0.19190	per kW	$167,124.59	$167,124.59
6	Economic As-Available Service	$-0.00043	per kWh	$-	$-
7	Standby and Maintenance Service	$0.01906	per kW	$8,772.42	$8,772.42
8	Street and Outdoor Lighting	$0.02374	per kWh	$163,785.47	$161,900.81
9	Total			$3,681,133.88	$3,669,128.07

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$29,977,688.33	$29,975,015.27	$-	$2,673.06
13	Small General Service	$2,070,511.54	$2,071,438.40	$926.86	$-
14	General Service	$13,518,253.70	$13,519,776.50	$1,522.80	$-
15	Large General Service	$3,393,938.16	$3,394,466.77	$528.61	$-
16	Large Industrial Power Service	$2,604,673.19	$2,604,673.19	$-	$0.00
17	Economic As-Available Service	$(270,543.25)	$(270,543.25)	$-	$0.00
18	Standby and Maintenance Service	$155,380.16	$155,380.16	$-	$-
19	Street and Outdoor Lighting	$2,233,934.08	$2,229,565.61	$-	$4,368.47
20	Total	$53,683,835.91	$53,679,772.65	$2,978.27	$7,041.53

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,669,128.07
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,665,064.81

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$4,063.26

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of April 2013.

	ENTERGY TEXAS, INC., as Servicer

	By: /s/ Frank Williford
	Title: Assistant Treasurer

					Remittance Dates:
					April 23, 2013 through May 21, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: April 23, 2013 through May 21, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00543	per kWh	$1,810,341.85	$1,802,224.28
2	Small General Service	$0.00754	per kWh	$154,078.43	$153,807.53
3	General Service	$0.00402	per kWh	$949,517.64	$948,887.19
4	Large General Service	$0.00192	per kWh	$225,268.39	$225,232.78
5	Large Industrial Power Service	$0.19190	per kW	$170,160.03	$170,160.03
6	Economic As-Available Service	$-0.00043	per kWh	$-	$-
7	Standby and Maintenance Service	$0.01906	per kW	$8,772.42	$8,772.42
8	Street and Outdoor Lighting	$0.02374	per kWh	$163,639.39	$161,709.75
9	Total			$3,481,778.15	$3,470,793.98

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,470,793.98
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,470,793.98

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May 2013.

	ENTERGY TEXAS, INC., as Servicer

	By: /s/ Frank Williford
	Title: Assistant Treasurer

					Remittance Dates:
					May 22, 2013 through June 20, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: May 22, 2013 through June 20, 2013

Line	TC Class	a. TCs in Effect (1)		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00576	per kWh	$1,984,867.73	$1,975,967.61
2	Small General Service	$0.00799	per kWh	$165,994.35	$165,702.54
3	General Service	$0.00426	per kWh	$1,049,420.88	$1,048,724.07
4	Large General Service	$0.00205	per kWh	$245,564.99	$245,526.19
5	Large Industrial Power Service	$0.20358	per kW	$164,888.55	$164,888.55
6	Economic As-Available Service	$-0.00031	per kWh	$-	$-
7	Standby and Maintenance Service	$0.02033	per kW	$7,730.55	$7,730.55
8	Street and Outdoor Lighting	$0.02534	per kWh	$175,116.76	$173,051.78
9	Total			$3,793,583.81	$3,781,591.29

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,781,591.29
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,781,591.29

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	(1) TCs effective April 30, 2013 through remainder of reconciliation period.

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of June 2013.

	ENTERGY TEXAS, INC., as Servicer

	By: /s/ Frank Williford
	Title: Assistant Treasurer

					Remittance Dates:
					June 21, 2013 through July 19, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: June 21, 2013 through July 19, 2013

Line	TC Class	a. TCs in Effect (1)		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00576	per kWh	$2,992,134.74	$2,978,718.02
2	Small General Service	$0.00799	per kWh	$214,455.18	$214,078.16
3	General Service	$0.00426	per kWh	$1,283,911.96	$1,283,059.45
4	Large General Service	$0.00205	per kWh	$279,020.25	$278,976.17
5	Large Industrial Power Service	$0.20358	per kW	$195,028.20	$195,028.20
6	Economic As-Available Service	$-0.00031	per kWh	$-	$-
7	Standby and Maintenance Service	$0.02033	per kW	$10,983.35	$10,983.35
8	Street and Outdoor Lighting	$0.02534	per kWh	$175,670.33	$173,598.84
9	Total			$5,151,204.01	$5,134,442.19

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,134,442.19
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,134,442.19

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	(1) TCs effective April 30, 2013 through remainder of reconciliation period.

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of July 2013.

	ENTERGY TEXAS, INC., as Servicer

	By: /s/ Frank Williford
	Title: Assistant Treasurer